Supplementary Financial Information (Schedule of Property, Plant and Equipment - Net) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property Plant and Equipment [Line Items]
Assets in service	$ 42,178	$ 39,717	$ 35,963
Less accumulated depreciation	10,081	9,723	9,301
Net of accumulated depreciation	32,097	29,994	26,662
Construction work in progress	3,534	1,704	1,339
Held for future use	70	71	56
Property, plant and equipment - net	35,701	31,769	28,057
Distribution [Member]
Property Plant and Equipment [Line Items]
Assets in service	$ 22,402	$ 20,880	18,865
Composite depreciation rate	2.70%	2.70%
Avg. life	36 years 6 months	36 years 6 months
Transmission [Member]
Property Plant and Equipment [Line Items]
Assets in service	$ 17,491	$ 16,599	15,001
Composite depreciation rate	2.40%	2.40%
Avg. life	41 years 10 months 24 days	41 years 10 months 24 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Assets in service	$ 2,285	$ 2,238	$ 2,097
Composite depreciation rate	8.30%	8.10%
Avg. life	12 years 1 month 6 days	12 years 3 months 18 days